Deferred Revenue - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Advances From Customers
Deferred Revenue Arrangement [Line Items]
Deferred Revenue, Current	$ 5,258	$ 2,791
PRC Government Stockpiling Purchase of H5N1 Vaccines
Deferred Revenue Arrangement [Line Items]
Deferred Revenue, Current	204	116
Hepatitis
Deferred Revenue Arrangement [Line Items]
Deferred Revenue, Current	$ 204	$ 116